Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
NOTE 9. COMMITMENTS AND CONTINGENT LIABILITIES
Lease commitments
The Company does not currently have any leases with terms in excess of 12 months. Since terminating our prior office lease in New York City in August 2020, we currently have no permanent physical office space and the majority of our employees are working remotely. In August 2021, the Company entered into a temporary short-term co-working
space agreement in New York City which expires in February 2022 and will not be renewed.
We have limited operations outside the United States. As of December 31, 2021, we have one foreign subsidiary located in Israel which leases its operating facilities under a non-cancelable
short-term operating lease agreement, which expired in July, 2021 and renews monthly on the first day of every month.
The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize ROU assets or lease liabilities, including not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition, but recognizes lease expenses over the lease term on a straight-line basis. The Company also elected the practical expedient to not separate lease and non-lease
components for all of the Company’s leases.
Rent expenses under these operating leases for the years ended December 31, 2021, 2020 and 2019 were $0.1 million, $0.5 million and $0.6 million, respectively.
Litigation
The Company is and may in the future be involved in various legal proceedings arising from the normal course of business activities. Although the results of litigation and claims cannot be predicted with certainty, currently, the Company believes that the likelihood of any material adverse impact on the Company’s consolidated results of operations, cash flows or our financial position for any such litigation or claims is remote. Regardless of the outcome, litigation can have an adverse impact on the Company because of the costs to defend lawsuits, diversion of management resources and other factors.
Between January 7, 2022, and January 31, 2022, the Company and certain of its current and former officers and directors were named as defendants in two putative securities class action complaints in the United States District Court for the Southern District of New York (the “Securities Actions”): (1) Baron v. Talkspace et al., No.
22-cv-00163
(S.D.N.Y.) and (2) Valdez v. Talkspace et al., No.
22-cv-00840
(S.D.N.Y.). The Securities Actions both asserted violations of sections 14(a) and 20(a) of the Securities Exchange Act of 1934 and SEC Rule
14a-9
promulgated thereunder. The Valdez action asserted additional claims under sections 10(b) of the Exchange Act and Rule
10b-5
promulgated under the Exchange Act. The Securities Actions generally relate to public disclosures and statements by the Company in connection with the Business Combination that plaintiffs allege contained material misstatements and omissions regarding the Company’s business, financial conditions, and growth prospects. The complaints seek, among other things, damages on behalf of all members of the proposed class.
On February 10, 2021, two purported shareholders of HEC filed actions against HEC and the members of HEC’s board of directors relating to the Business Combination. In each case, the shareholders allege a variety of disclosure deficiencies in HEC’s proxy statement/prospectus and seek disclosures of additional information. The alleged omissions generally relate to (i) certain financial projections; (ii) certain valuation analyses performed by HEC; and (iii) alleged conflicts of interest. Plaintiffs sought to enjoin the shareholder vote on the Business Combination unless and until HEC disclosed the allegedly omitted material information summarized above. The plaintiffs also seek damages and attorneys’ fees. On June 29, 2021, one of the plaintiffs dismissed their complaint; the other remains pending.
We cannot predict the outcome of the lawsuits, nor can we predict the amount of time and expense that will be required to resolve the lawsuits and demand letter. We believe that the lawsuits and demand letter are without merit and intends to vigorously defend against them.
In addition to the foregoing, from
time-to-time,
the Company is party to various legal proceedings, claims and litigation that arise in the normal course of business. In the opinion of management, the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows. Accruals for loss contingencies are recorded when a loss is probable, and the amount of such loss can be reasonably estimated.
Warranties and Indemnification
The Company’s arrangements generally include certain provisions for indemnifying clients against liabilities if there is a breach of a client’s data or if the Company’s service infringes a third party’s intellectual property rights. To date, the Company has not incurred any material costs as a result of such indemnifications.
The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by the Company, arising out of that person’s services as a director or officer or that person’s services provided to any other company or enterprise at the Company’s request. The Company maintains director and officer liability insurance coverage that would generally enable it to recover a portion of any future amounts paid. The Company may also be subject to indemnification obligations by law with respect to the actions of its employees under certain circumstances and in certain jurisdictions.